Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues

10.	Revenues
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2019	2020	2021
Time charter revenues	7,564,274	9,669,520	10,813,545
Bareboat revenues	5,766,868	2,967,678	2,717,105
Voyage charter revenues	—	7,626,883	3,679,869
Other income/(expenses)	(1,502)	37,971	152,150

Total	13,329,640	20,302,052	17,362,669

The amount of revenue earned as demurrage relating to the Company’s voyage charters for the years ended December 31, 2019, 2020 and 2021 was nil, $1.0 million and $0.9 million, respectively and is included within “Voyage charter revenues” in the above table.
As of December 31, 2020 and 2021, the Company recognized $173,930 and $nil, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the consolidated balance sheets.
As of December 31, 2020 and 2021, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $774,269 and $nil, respectively. The Company recognized the undelivered performance obligation as of December 31, 2020 as revenues in the first quarter of 2021.